Income Taxes - Schedule of Deferred Tax Assets (Liabilities) (Details) - USD ($)	Jan. 31, 2021	Dec. 31, 2020	Jan. 31, 2020	Dec. 31, 2019	Jan. 31, 2019
Deferred tax assets
Net operating loss carryforward	$ 38,933,000		$ 25,296,000
Accruals and other	757,000		463,000
Intangibles	136,000		135,000
Depreciation and amortization	70,000
Deferred Revenue	2,754,000		3,094,000
Gross deferred tax assets	42,650,000		28,988,000
Valuation allowance	(41,849,000)		(28,214,000)		$ (16,598,000)
Net deferred tax asset	801,000		774,000
Deferred tax liabilities
Depreciation and amortization			(23,000)
Deferred costs	(801,000)		(751,000)
Net deferred tax assets (liabilities)	$ 0		$ 0
LGL Systems Acquisition Corp [Member]
Deferred tax assets
Net operating loss carryforward				$ 27,275
Valuation allowance
Net deferred tax asset				$ 27,275